DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued operations
Summarized financial information disposal groups including discontinued operations
The following summarizes financial information for all Discontinued operations for which Citi continues to have minimal residual costs associated with the sales:

In millions of dollars	2016	2015	2014
Total revenues, net of interest expense(1)	$—	$—	$74
Income (loss) from discontinued operations	$(80)	$(83)	$10
Provision (benefit) for income taxes	(22)	(29)	12
Loss from discontinued operations, net of taxes	$(58)	$(54)	$(2)

(1) Total revenues include gain or loss on sale, if applicable.

Novation of 80% Primerica Coinsurance Agreement
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Income before taxes, excluding the revenue upon novation, was as follows:

In millions of dollars	2016	2015	2014
Income before taxes	$—	$135	$143

OneMain Financial Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Income before taxes, excluding the pretax gain on sale and loss on redemption of debt, was as follows:

In millions of dollars	2016	2015	2014
Income before taxes	$—	$663	$890

Japan Cards Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Loss before taxes, excluding the pretax gain on sale, was as follows:

In millions of dollars	2016	2015	2014
Loss before taxes	$—	$(5)	$—

Japan Retail Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Loss before taxes, excluding the pretax gain on sale, was as follows:

In millions of dollars	2016	2015	2014
Loss before taxes	$—	$(57)	$(5)

Spain Consumer Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Income before taxes, excluding the pretax gain on sale, was as follows:

In millions of dollars	2016	2015	2014
Income before taxes	$—	$—	$130

Greece Consumer Business
Discontinued operations
Summarized financial information disposal groups including discontinued operations	Loss before taxes, excluding the pretax gain on sale in 2014, was as follows:

In millions of dollars	2016	2015	2014
Loss before taxes	$—	$—	(76)